CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Equity attributable to X Financial CNY (¥)	Equity attributable to X Financial USD ($)	Common share CNY (¥) shares	Common share USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Retained earnings (Accumulated deficits) CNY (¥)	Retained earnings (Accumulated deficits) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2021	¥ 3,976,894,961		¥ 206,793				¥ 3,159,522,737		¥ 810,855,877		¥ 6,309,554		¥ 3,976,894,961
Balance (in shares) at Dec. 31, 2021 | shares			329,117,943	329,117,943
Repurchase of common shares	(146,740,902)				¥ (146,740,902)								(146,740,902)
Repurchase of common shares (in shares) | shares			(48,088,568)	(48,088,568)
Transfer to employee stock ownership plans					22,144,121		(22,144,121)
Transfer to employee stock ownership plans (in shares) | shares			6,889,194	6,889,194
Exercise of share option	277,342						277,342						277,342
Share-based compensation (Note 16)	53,537,815						53,537,815						53,537,815
Net income	811,996,439								811,996,439				811,996,439
Gain (loss) from equity in affiliates	204,444										204,444		204,444
Income from financial investments													0
Foreign currency translation adjustments	57,084,593										57,084,593		57,084,593
Balance at Dec. 31, 2022	4,753,254,692		¥ 206,793		(124,596,781)		3,191,193,773		1,622,852,316		63,598,591		4,753,254,692
Balance (in shares) at Dec. 31, 2022 | shares			287,918,569	287,918,569
Repurchase of common shares	(24,872,828)				(24,872,828)								(24,872,828)
Repurchase of common shares (in shares) | shares			(5,026,374)	(5,026,374)
Transfer to employee stock ownership plans					37,949,318		(37,949,318)
Transfer to employee stock ownership plans (in shares) | shares			10,661,412	10,661,412
Exercise of share option	1,099,619						1,099,619						1,099,619
Share-based compensation (Note 16)	42,598,210						42,598,210						42,598,210
Net income	1,186,793,974								1,186,793,974				1,186,793,974
Gain (loss) from equity in affiliates	(6,852)										(6,852)		(6,852)
Income from financial investments	474,792										474,792		474,792
Foreign currency translation adjustments	5,410,120										5,410,120		5,410,120
Dividend to shareholders	(117,627,440)								(117,627,440)				(117,627,440)
Balance at Dec. 31, 2023	5,847,124,287	$ 823,550,230	¥ 206,793	$ 29,126	(111,520,291)	$ (15,707,305)	3,196,942,284	$ 450,279,902	2,692,018,850	$ 379,162,925	69,476,651	$ 9,785,582	¥ 5,847,124,287	$ 823,550,230
Balance (in shares) at Dec. 31, 2023 | shares			293,553,607	293,553,607									293,553,607	293,553,607
Repurchase of common shares	(428,337,679)	(58,682,021)			(427,317,136)	(58,542,208)	(1,020,543)	(139,813)					¥ (428,337,679)	$ (58,682,021)
Repurchase of common shares (in shares) | shares			(52,202,798)	(52,202,798)
Transfer to employee stock ownership plans					29,193,664	3,999,516	(29,193,664)	(3,999,516)
Transfer to employee stock ownership plans (in shares) | shares			9,327,630	9,327,630
Exercise of share option	122,507	16,783					122,507	16,783					¥ 122,507	$ 16,783
Exercise of share option (in shares) | shares													1,991,311	1,991,311
Share-based compensation (Note 16)	40,177,807	5,504,337					40,177,807	5,504,337					¥ 40,177,807	$ 5,504,337
Net income	1,539,905,765	210,966,225							1,539,905,765	210,966,225			1,539,905,765	210,966,225
Gain (loss) from equity in affiliates	(313,815)	(42,992)									(313,815)	(42,992)	(313,815)	(42,992)
Income from financial investments	292,799	40,113									292,799	40,113	292,799	40,113
Foreign currency translation adjustments	11,596,395	1,588,699									11,596,395	1,588,699	11,596,395	1,588,699
Dividend to shareholders	(57,413,424)	(7,865,607)							(57,413,424)	(7,865,607)			(57,413,424)	(7,865,607)
Balance at Dec. 31, 2024	¥ 6,953,154,642	$ 952,578,280	¥ 206,793	$ 28,331	¥ (509,643,763)	$ (69,820,909)	¥ 3,207,028,391	$ 439,361,088	¥ 4,174,511,191	$ 571,905,688	¥ 81,052,030	$ 11,104,082	¥ 6,953,154,642	$ 952,578,280
Balance (in shares) at Dec. 31, 2024 | shares			250,678,439	250,678,439									250,678,439	250,678,439